Financial Income and Cost (Details) - Schedule of Price Index and Changes	Dec. 31, 2023 $ / shares
December 31, 2015 [Member]
Financial Income and Cost - Schedule of Price Index and Changes [Line Items]
Price index	$ 100
Change during the year
January 1, 2020 [Member]
Financial Income and Cost - Schedule of Price Index and Changes [Line Items]
Price index	$ 446.28
Change during the year
December 31, 2020 [Member]
Financial Income and Cost - Schedule of Price Index and Changes [Line Items]
Price index	$ 595.19
Change during the year	33.40%
December 31, 2021 [Member]
Financial Income and Cost - Schedule of Price Index and Changes [Line Items]
Price index	$ 900.78
Change during the year	51.30%
December 31, 2022 [Member]
Financial Income and Cost - Schedule of Price Index and Changes [Line Items]
Price index	$ 1,754.58
Change during the year	94.80%
December 31, 2023 [Member]
Financial Income and Cost - Schedule of Price Index and Changes [Line Items]
Price index	$ 6,603.36
Change during the year	276.40%